Leases - Fixed and Variable Lease Payments (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Fixed lease payments	$ 1,257	$ 1,301	$ 1,306
Variable lease payments	845	982	1,207
Total	$ 2,102	$ 2,283	$ 2,513